Interests in Other Entities (Tables)	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Schedule of Interests in Other Entities

		Group
	2020	2019
	£m	£m
Subsidiaries	—	—
Joint ventures	172	117
0	172	117

Schedule of Subsidiaries With Significant Non-Controlling Interests

	2020	2019
	£m	£m
Profit attributable to non-controlling interests	19	19
Accumulated non-controlling interests of the subsidiary	162	160
Dividends paid to non-controlling interests	15	12
Summarised financial information:
Total assets	3,451	3,228
Total liabilities	3,127	2,905
Profit for the year	38	40
Total comprehensive income for the year	33	40